Consolidated Statements of Stockholders Equity - USD ($) $ in Thousands	Total	Series C Preferred Stock	Series C-1 Preferred Stock	Series B Preferred Stock	Series B-1 Preferred Stock	Common Stock	Common Stock Series C Preferred Stock	Common Stock Series C-1 Preferred Stock	Common Stock Series B Preferred Stock	Common Stock Series B-1 Preferred Stock	Common Stock March 20, 2019	Common Stock May 17, 2019	Common Stock August 2019	Common Stock June Twelve Two Thousand Nineteen	Additional Paid-in Capital	Additional Paid-in Capital Series C Preferred Stock	Additional Paid-in Capital Series C-1 Preferred Stock	Additional Paid-in Capital Series B Preferred Stock	Additional Paid-in Capital Series B-1 Preferred Stock	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)
Beginning balance at Dec. 31, 2016	$ 11,080					$ 1									$ 27,292					$ (16,130)	$ (83)
Beginning balance, shares at Dec. 31, 2016						7,022,307
Net loss	(23,067)																			(23,067)
Issuance of preferred stock upon conversion of common stock				$ 8,415	$ 10,550													$ 8,415	$ 10,550
Issuance of preferred stock upon conversion of common stock, shares									893,056	660,587
Issuance of warrants related to debt	90														90
Stock-based compensation	1,046														1,046
Other comprehensive income (loss)	40																				40
Ending balance at Dec. 31, 2017	8,154					$ 1									47,393					(39,197)	(43)
Ending balance, shares at Dec. 31, 2017						8,575,950
Net loss	(23,233)																			(23,233)
Issuance of preferred stock upon conversion of common stock		$ 20,972	$ 6,417													$ 20,972	$ 6,417
Issuance of preferred stock upon conversion of common stock, shares							1,536,602	491,260
Issuance of common stock, shares						897,435			28,478
Stock-based compensation	482														482
Exercise of stock options	18														18
Exercise of stock options, shares						4,465
Other comprehensive income (loss)	57																				57
Ending balance at Sep. 30, 2018	12,867					$ 1									75,282					(62,430)	14
Ending balance, shares at Sep. 30, 2018						11,534,190
Beginning balance at Dec. 31, 2017	8,154					$ 1									47,393					(39,197)	(43)
Beginning balance, shares at Dec. 31, 2017						8,575,950
Net loss	(31,823)																			(31,823)
Issuance of preferred stock upon conversion of common stock		20,972	6,417													20,972	6,417
Issuance of preferred stock upon conversion of common stock, shares							1,536,602	491,260
Issuance of common stock, shares						897,435			28,478
Issuance of warrants related to debt	929														929
Stock-based compensation	619														619
Exercise of stock options	$ 18														18
Exercise of stock options, shares	4,465					4,465
Other comprehensive income (loss)	$ 83																				83
Ending balance at Dec. 31, 2018	5,369					$ 1									76,348					(71,020)	40
Ending balance, shares at Dec. 31, 2018						11,534,190
Beginning balance at Jun. 30, 2018	11,472					$ 1									68,741					(57,303)	33
Beginning balance, shares at Jun. 30, 2018						10,117,017
Net loss	(5,127)																			(5,127)
Issuance of preferred stock upon conversion of common stock		$ (17)	$ 6,417													$ (17)	$ 6,417
Issuance of preferred stock upon conversion of common stock, shares								491,260
Issuance of common stock, shares						897,435			28,478
Stock-based compensation	141														141
Other comprehensive income (loss)	(19)																				(19)
Ending balance at Sep. 30, 2018	12,867					$ 1									75,282					(62,430)	14
Ending balance, shares at Sep. 30, 2018						11,534,190
Beginning balance at Dec. 31, 2018	5,369					$ 1									76,348					(71,020)	40
Beginning balance, shares at Dec. 31, 2018						11,534,190
Net loss	(27,331)																			(27,331)
Issuance of common stock	29,607					$ 1									29,606
Issuance of restricted common stock, shares											2,406,618	19,407	84,975	64,982
Issuance of common stock, shares						3,600,000
Stock-based compensation	11,835														11,835
Exercise of stock options	$ 2														2
Exercise of stock options, shares	487					487
Other comprehensive income (loss)	$ 26																				26
Ending balance at Sep. 30, 2019	19,508					$ 2									117,791					(98,351)	66
Ending balance, shares at Sep. 30, 2019						17,710,659
Beginning balance at Jun. 30, 2019	23,115					$ 2									110,094					(87,034)	53
Beginning balance, shares at Jun. 30, 2019						17,625,241
Net loss	(11,317)																			(11,317)
Issuance costs from Initial Public Offering	(21)														(21)
Issuance of restricted common stock, shares													84,975
Stock-based compensation	7,716														7,716
Exercise of stock options	2														2
Exercise of stock options, shares						443
Other comprehensive income (loss)	13																				13
Ending balance at Sep. 30, 2019	$ 19,508					$ 2									$ 117,791					$ (98,351)	$ 66
Ending balance, shares at Sep. 30, 2019						17,710,659